Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Unsecured Liabilities

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Unsecured liabilities:
Trade payables	$4,277,218	$998,258
Sundry payables and accrued expenses	8,797,038	7,171,820
Employee entitlements	246,667	354,063
Total	$13,320,923	$8,524,141